Mineral Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Schedule of Exploration and Evaluation of Assets

The Group’s exploration and evaluation assets are comprised of the following:

Year ended December 31, 2017	Mineral Property interest [1]	Plant and equipment	Total
Cost
Beginning balance	$112,541	$881	$113,422
Additions	–	473	473
Ending balance	112,541	1,354	113,895

Accumulated depreciation
Beginning balance	–	(558)	(558)
Depreciation [2]	–	(176)	(176)
Ending balance	–	(734)	(734)

Foreign currency translation difference	20,361	189	20,550

Net carrying value – Ending balance	$132,902	$809	$133,711

Year ended December 31, 2016	Mineral Property interest [1]	Plant and equipment	Total
Cost
Beginning balance	$112,541	$1,032	$113,573
Dispositions	–	(151)	(151)
Ending balance	112,541	881	113,422

Accumulated depreciation
Beginning balance	–	(481)	(481)
Depreciation [2]	–	(205)	(205)
Eliminated on disposal	–	128	128
Ending balance	–	(558)	(558)

Foreign currency translation difference	29,381	227	29,608

Net carrying value – Ending balance	$141,922	$550	$142,472

Notes to tables:

1.	Comprises the Pebble Project, a contiguous block of 2,402 mineral claims covering approximately 417 square miles located in southwest Alaska, 17 miles (30 kilometers) from the villages of Iliamna and Newhalen, and approximately 200 miles (320 kilometers) southwest of the city of Anchorage.

2.	Depreciation is included in exploration and evaluation expenses.